Employment and Stock Option Agreements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Employment and Stock Option Agreements [Abstract]
Schedule of information about stock options

Exercise	Number	Remaining	Number
Price	Outstanding	Contractual Life	Exercisable

$1.25	1,605,000	4 years	1,605,000
$1.00	45,000	6 years	45,000
$0.62	500,000	6 years	500,000
$0.17	500,000	9 years	500,000
$0.80	550,000	10 years	550,000
$0.25	120,000	10 years	120,000
$0.30	50,000	10 years	16,667
$0.45	25,000	10 years	8,333
$0.75	55,000	10 years	-
$0.83	25,000	10 years	-
$0.90	30,000	10 years	7,500
$0.89	180,000	10 years	60,000
$0.79	1,000	10 years	333
$0.55	20,000	10 years	-
	3,706,000		3,412,833

Exercise	Number	Remaining	Number
Price	Outstanding	Contractual Life	Exercisable

$1.25	1,605,000	4 years	1,605,000
$1.00	45,000	6 years	33,750
$0.62	500,000	6 years	500, 000
$0.17	500,000	9 years	500,000
$0.25	180,000	10 years	120,000
$0.35	100,000	10 years	33,333
$0.30	60,000	10 years	20,000
$0.45	25,000	10 years	8,333
	3,015,000		2,820,416

Schedule of option input into a Black Scholes option pricing model

2014
Exercise price	$0.75 to $0.90
Term	10 years
Volatility	0.37
Dividends	0%
Discount rate	2.43% to 2.70%

Exercise price	$.17 to $1.25
Term	10 years
Volatility	0.38 to 2.50
Dividends	0%
Discount rate	0.02% to 4.75%

Schedule of stock option activity and weighted average exercise price
Outstanding at January 1, 2014	3,015,000
Granted	871,000
Canceled	(146,667)
Exercised	(33,333)
Outstanding at September 30, 2014	3,706,000

	2013		2012		2011
	Options	Price	Options	Price	Options	Price
Outstanding at beginning of year	2,830,000	0.88	2,430,000	1.12	2,440,000	1.10
Granted	195,000	0.35	680,000	0.19	-	-
Cancelled	(10,000)	0.45	(280,000)	1.25	(10,000)	1.00
Exercised	-	-	-	-	-	-
Outstanding at end of year	3,015,000	0.85	2,830,000	0.88	2,430,000	1.12

Exercisable at end of year	2,820,416	0.88	2,198,750	1.08	2,401,250	1.12